CASH AND CASH EQUIVALENTS (Details Narrative)	Feb. 28, 2023 CAD ($)	Feb. 28, 2022 CAD ($)	Feb. 28, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,741,854
Cash	$ 25,000	$ 54,683	$ 40,181
Cash interest rate	4.43%
Cash additional	$ 27,500
Cash additional interest rate	3.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents interest rate	4.80%
Top of range [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents interest rate	5.20%